Commitments and Contingencies (Details) - Schedule of Future Principal Payments	Dec. 31, 2022 USD ($)
Commitments and Contingencies (Details) - Schedule of Future Principal Payments [Line Items]
2023	$ 2,214,348
2024	1,862,980
Total	$ 4,077,328